Average Annual Total Returns (Vanguard Strategic Equity Fund Participant)	Vanguard Strategic Equity Fund Vanguard Strategic Equity Fund - Investor Shares 10/1/2013 - 9/30/2014	MSCI US Small + Mid Cap 2200 Index Vanguard Strategic Equity Fund Vanguard Strategic Equity Fund - Investor Shares 10/1/2013 - 9/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.68%	10.35%
Five Years	18.63%	17.01%
Ten Years	8.31%	9.31%